Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2012
Goodwill and other intangible assets [Abstract]
Goodwill and other intangible assets
Note 19 – Goodwill and other intangible assets

There have been no business acquisitions for the year ended December 31, 2012.

In January 2011, our subsidiary Archer (formerly named Seawell) acquired Universal Wireline for $26 million on a debt and cash free basis, however Universal was deconsolidated together with Archer in February 2011. There were no other acquisitions in 2011.

As described in Note 2 "Accounting policies", the Company tests the value of goodwill at the end of each financial year and if the book value exceeds the fair value an impairment loss is taken. In the years ended December 31, 2012, 2011 and 2010 no impairment losses were recognized.

Goodwill:

(In US$ millions)	December 31, 2012	December 31, 2011
Net book balance at January 1	1,320	1,676
Goodwill acquired during the year	-	-
Impairment losses	-	-
Currency adjustments	-	15
Deconsolidation Archer	-	(371)
Net book balance of December 31	1,320	1,320

Other intangible assets:

Other intangible assets relate to customer relationships, technology and trademarks within the operating segment Well Services.

(In US$ millions)	December 31, 2012	December 31, 2011
Net book balance at January 1	-	57
Intangible assets acquired during the year	-	-
Depreciation	-	-
Deconsolidation Archer	-	(57)
Net book balance of December 31	-	-